2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2015	68.89%	16.02%	60.89%
2016	26.02%	14.83%	27.68%
2017	4.26%	13.63%	8.85%
2018	.59%	11.86%	2.12%
2019	.09%	9.84%	.43%
2020 & beyond	.15%	33.82%	.03%
	100.00%	100.00%	100.00%